ORGANIZATION - Restatement Revision of Statements of Income (Loss) (Detail) - USD ($) $ in Millions	1 Months Ended	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2016	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2017	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Revenues:
Policy charges and fee income		$ 951	$ 964	$ 966	$ 953	$ 939		$ 1,930	$ 1,857	$ 2,881	$ 2,810	$ 3,693	$ 3,729		$ 3,628
Premiums		269			267				558	823	825	1,124	1,083		1,070
Net derivative gains (losses)		(2,006)	(46)	(236)	(316)	(204)		(282)	548	(2,288)	232	214	(1,848)		(1,404)
Total revenues		1,083	2,966	2,874	2,806	2,844		5,840	6,732	6,923	9,538	12,460	11,763		10,043
Income (loss) from continuing operations, before income taxes		(618)	322	428	47	(147)		750	483	132	530	1,306	2,027		428
Benefits and other deductions:
Policyholders' benefits		318	900	594	1,077	1,091		1,494	2,823	1,812	3,900	4,366	3,342		3,501
Interest credited to Policyholder’s account balances		278			255	246			488	817	743	995	967		934
Amortization of deferred policy acquisition costs, net		(363)	15	10	23	(59)		25	(173)	(338)	(150)	(184)	82		(292)
Total benefits and other deductions		1,701	2,644	2,446	2,759	2,991		5,090	6,249	6,791	9,008	11,154	9,736		9,615
Income (loss) from operations, before income taxes		(618)	322	428	47	(147)		750	483	132	530	1,306	2,027		428
Income tax (expense) benefit		175	(61)	(91)	59	(37)	$ (21)	(152)	41	23	100	(49)	(378)		222
Net income (loss)		(443)	261	337	106	(184)		598	524	155	630	1,257	1,649		650
Less: Net (income) loss attributable to the noncontrolling interest		(53)			(96)					(273)	(279)	(423)	(395)		(325)
Net income (loss) attributable to Holdings	$ 1,254	(496)	164	214	10	(277)		378	341	(118)	351	834	1,254		325
Net income (loss)	$ 1,254	(496)	164	214	10	(277)		378	341	(118)	351	834	1,254		325
Other comprehensive income (loss)		$ (284)			$ (9)				603	$ (1,472)	594	832	(258)		(929)
As Previously Reported
Revenues:
Policy charges and fee income			987	972		956		1,959	1,891		2,853	3,733	3,759		3,648
Premiums									558		805		1,063		1,058
Net derivative gains (losses)			(73)	(281)		(235)		(354)	494		166	228	(1,720)		(1,393)
Total revenues			2,962	2,835		2,830		5,797	6,712		9,495	12,514	11,901		10,062
Income (loss) from continuing operations, before income taxes			314	370		(167)		684	447		308	1,314	1,924		447
Benefits and other deductions:
Policyholders' benefits			920	608		1,093		1,528	2,834		3,909	4,354	3,317		3,489
Interest credited to Policyholder’s account balances						246			488		794	1,108	1,102		956
Amortization of deferred policy acquisition costs, net			(1)	15		(55)		14	(168)		(31)	(239)	213		(302)
Total benefits and other deductions			2,648	2,465		2,997		5,113	6,265		9,187	11,200	9,977		9,615
Income (loss) from operations, before income taxes			314	370		(167)		684	447		308	1,314	1,924		447
Income tax (expense) benefit			(59)	(79)		(30)		(138)	54		163	(41)	(354)		212
Net income (loss)			255	291		(197)		546	501		471	1,273	1,570		659
Less: Net (income) loss attributable to the noncontrolling interest													(373)		(329)
Net income (loss) attributable to Holdings			158	168		(290)		326	318		192	850	1,197		330
Net income (loss)			158	168		(290)		326	318		192	850	1,197		330
Other comprehensive income (loss)									603		611		(281)		(929)
Impact of Adjustments
Revenues:
Policy charges and fee income			(23)	(6)		(17)		(29)	(34)		(43)	(40)	(30)	[1],[2]	(20)
Premiums									0		20		20	[1],[2]	12
Net derivative gains (losses)			27	45		31		72	54		66	(14)	(128)	[1],[2]	(11)
Total revenues			4	39		14		43	20		43	(54)	(138)	[1],[2]	(19)
Income (loss) from continuing operations, before income taxes			8	58		20		66	36		222	(8)	103	[1],[2]	(19)
Benefits and other deductions:
Policyholders' benefits			(20)	(14)		(2)		(34)	(11)		(9)	12	25	[1],[2]	12
Interest credited to Policyholder’s account balances						0			0		(51)	(113)	(135)	[1],[2]	(22)
Amortization of deferred policy acquisition costs, net			16	(5)		(4)		11	(5)		(119)	55	(131)	[1],[2]	10
Total benefits and other deductions			(4)	(19)		(6)		(23)	(16)		(179)	(46)	(241)	[1],[2]
Income (loss) from operations, before income taxes			8	58		20		66	36		222	(8)	103	[1],[2]	(19)
Income tax (expense) benefit			(2)	(12)		(7)		(14)	(13)		(63)	(8)	(24)	[1],[2]	10
Net income (loss)			6	46		13		52	23		159	(16)	79	[1],[2],[3]	(9)
Less: Net (income) loss attributable to the noncontrolling interest													(22)	[1],[2]	4
Net income (loss) attributable to Holdings			6	46		13		52	23		159	(16)	57	[1],[2]	(5)
Net income (loss)			$ 6	$ 46		$ 13		$ 52	23		159	$ (16)	57	[1],[2]	(5)
Other comprehensive income (loss)									$ 0		$ (17)		23	[1],[3]
Impact of Adjustments | Third Quarter Two Thousand And Eighteen [Member]
Revenues:
Income (loss) from continuing operations, before income taxes													(27)		(13)
Benefits and other deductions:
Income (loss) from operations, before income taxes													(27)		(13)
Net income (loss) attributable to Holdings													(18)		(8)
Net income (loss)													(18)		(8)
Other comprehensive income (loss)													$ (18)		$ (8)

[1]	As discussed above, the restated financial statements correct for the additional errors identified during the third quarter of 2018. The additional errors included in this column had the following impact in millions: (a) Income (loss) from continuing operations, before income taxes $(27); (b) Net income (loss) $(18); (c) Comprehensive income (loss) $(18)
[2]	Excludes expense of $7 million in securities sold under agreement to repurchase.
[3]	Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.